UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net loss	$ (460,252)	$ (352,942)	$ (750,255)	$ (724,563)	$ (110,531)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation			54,957	12,790	2,056
Reduction in the carrying amount of operating lease right-of-use assets			20,056	15,413	5,638
Investment loss (income), net			1,162	3,246	(2,229)
Share of results of equity method investments			1,048	2,762
Changes in fair values of mandatorily redeemable noncontrolling interest, exchangeable notes and convertible notes, excluding impact of instrument-specific credit risk			7,531	22,991	1,367
Share-based compensation expense				10,625
Non-cash interest expenses			1,620	8,167	3,615
Amortization of deferred income relating to government grants				(54,954)	(490,461)
Expected credit loss expenses			389
Warranty expenses			8,492	0	0
Net unrealized foreign currency exchange losses (gains)			1,466	10,192	(694)
Changes in operating assets and liabilities:
Inventories			(235,074)	(21,628)	(1,960)
Operating lease liabilities			(29,357)	(14,610)	(55,421)
Net cash used in operating activities	(468,361)	(303,700)	(386,932)	(351,419)	(126,505)
Investing activities:
Payments for purchases of property, equipment and software and intangible assets	(49,510)	(113,207)	(213,714)	(133,345)	(34,590)
Proceeds from disposal of property, equipment and software	7,387	312	5,117	1,071	14
Payments for purchases of short-term investments	(48,150)	(38,254)	(38,254)	(300,662)
Proceeds from sales of short-term investments	48,257	37,428	37,428	289,587
Payments upon settlement of derivative instruments				(641)
Receipt of government grant related to assets	28,063	14,533	16,345		279,052
Payments for investments in equity investees	(281)	(5,059)	(5,059)	(3,114)
Proceeds from disposal of a subsidiary, net of cash disposed		1,379	1,379
Payments for purchases of securities pledged to an investor	(500,000)
Proceeds from sales of securities pledged to an investor	189,630
Proceeds from interest arising from securities pledged to an investor	4,469
Loans to related parties	(222,865)	(865)
Loans to related parties			(1,227)	(2,310)
Proceed from settlement of related party loans	140
Net cash provided by (used in) investing activities	(542,860)	(103,733)	(197,985)	(149,414)	244,476
Financing activities:
Proceeds from issuance of ordinary shares	858,495				197,918
Payments of issuance costs	(21,678)
Repayments of refundable deposits in connection with the PIPE investments	(10,264)
Repayments to exchangeable notes holders	(365,994)
Proceeds from issuance of exchangeable notes	361,262		27,883	378,964	125,039
Proceeds from settlement of receivables from shareholders			26,139	76,147
Total cash consideration from exercise of warrants	5,700
Proceeds from issuance of ordinary shares to shareholder of LCAA					15,695
Proceeds from issuance of mandatorily redeemable noncontrolling interest					6,299
Repayment of mandatorily redeemable noncontrolling interest			(11,554)
Receipts of refundable deposits in connection with the issuance of Series A Preferred Shares				28,945
Repayments of refundable deposits in connection with the issuance of Series A Preferred Shares				(28,628)
Payment for redemption of convertible notes			(5,648)
Receipts of refundable deposits in connection with the PIPE investments			10,000
Dividends paid to a shareholder					(1,880)
Consideration payment in connection with reorganization				(50,794)	(1,663)
Capital contributions by noncontrolling interests			4,460	149
Repayments of loans to a related party				(9,844)
Proceeds from bank loans	439,922	378,691	481,176	28,170
Repayments of bank loans			(272,897)
Payments to a noncontrolling interest in the liquidation of a subsidiary			(148)
Net cash provided by financing activities	1,248,800	415,283	284,708	758,131	364,853
Effect of exchange rate changes on cash and restricted cash	(20,899)	(18,356)	(12,189)	(49,217)	2,943
Net increase in cash	216,680	(10,506)	(312,398)	208,081	485,767
Cash and restricted cash at beginning of the year	427,135	739,533	739,533	531,452	45,685
Cash and restricted cash at end of the year	643,815	729,027	427,135	739,533	531,452
Reconciliation of cash and restricted cash:
Cash	268,781	548,286	418,941	736,605	531,452
Restricted cash, current	373,887	180,049	7,873	2,392
Restricted cash, non-current	1,147	692	321	536
Total cash and restricted cash	643,815	729,027	427,135	739,533	531,452
Supplemental information
Interest paid	6,915	248	8,086	471
Income taxes paid	573	524	1,152	1,763	62
Income taxes refund	(13)		(45)	(131)	(30)
Non-cash investing and financing activities:
Purchase of property, equipment and software and intangible assets included in accrued expenses and other current liabilities	63,354	73,073	71,064	108,045	18,321
Accretion of redeemable convertible preferred shares	2,979	258	15,121	910
Payable arising from a distribution agreement		22,296			36,844
Debt Conversion, Converted Instrument, Amount	30,114
Issuance of ordinary shares through conversion of redeemable convertible preferred shares	386,509
Issuance costs payable	32,406
Purchase of intangible assets through issuance of ordinary shares					116,041
Issuance of Series Pre-A Preferred Shares through conversion of a convertible note				23,445
Re-designation of ordinary shares into of Series Pre-A Preferred Shares				23,650
Investment securities obtained through conversion of a convertible note				11,316
Payable arising from a distribution agreement			22,296
Issuance of put option liabilities		9,376	9,376
Payable arising from deferred listing expenses			1,613
Series Pre-A Preferred Shares
Financing activities:
Proceeds from issuance of preferred shares				129,681
Series A Preferred Shares
Financing activities:
Proceeds from issuance of preferred shares				187,734
Repayment of exchangeable notes for issuance of Series A Preferred Shares				(57,430)
Related party
Changes in operating assets and liabilities:
Prepayments and other current assets			(18,880)	405,176	83,160
Accounts payable			335,307	5,975
Other non-current liabilities			(91)	1,640
Investing activities:
Loans to related parties	(222,865)	(865)
Proceed from settlement of related party loans	140
Financing activities:
Proceeds from settlement of receivables from shareholders		26,139
Proceeds from issuance of convertible notes	119,284	22,297
Receipts of refundable deposits in connection with the PIPE investments		11,000
Payments to a noncontrolling interest in the liquidation of a subsidiary		(148)
Nonrelated Party
Changes in operating assets and liabilities:
Prepayments and other current assets			(20,268)	1,705	(41,369)
Accounts payable			21,067	1,583
Other non-current liabilities			$ 81,728	$ 16,147	$ 251
Financing activities:
Repayment of exchangeable notes for issuance of Series A Preferred Shares		(11,554)
Proceeds from issuance of ordinary shares to shareholder of LCAA	13,191
Repayments of bank loans	$ (151,118)	$ (11,142)